Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 3,341,530	$ 3,148,722	$ 7,473,169	$ 7,201,853	$ 11,008,532	$ 12,882,250
Cost of goods sold	2,154,786	1,726,995	4,562,831	4,076,549	6,248,757	7,546,180
Gross profit	1,186,744	1,421,727	2,910,338	3,125,304	4,759,775	5,336,070
Operating expenses:
General and administrative expenses	348,288	487,486	1,057,544	1,396,869	2,677,054	1,557,906
Selling expenses	122,274	156,063	331,678	266,072	464,942	698,071
Total operating expenses	470,562	643,549	1,389,222	1,662,941	3,141,996	2,255,977
Income from operations	716,182	778,178	1,521,116	1,462,363	1,617,779	3,080,093
Other income (expense):
Interest expense	(25,884)	(147,404)	(91,529)	(344,179)	(700,030)	(452,470)
Subsidy income						143,187
Rental income,net		2,923		6,309	6,276	60,940
Other income, net	43,773	15,849	103,513	11,738	(339,097)	(120,915)
Total other income (expense)	17,889	(128,632)	11,984	(326,132)	(1,032,851)	(369,258)
Income before income taxes	734,071	649,546	1,533,100	1,136,231	584,928	2,710,835
Income taxes	7,469	18,834	7,469	34,433	(394,979)	505,456
Net income	726,602	630,712	1,525,631	1,101,798	979,907	2,205,379
Net income attributable to noncontrolling interest	4,351	4,564	6,251	5,215	4,403	3,814
Net income attributable to Muliang Viagoo Technology Inc. common stockholders	722,251	626,148	1,519,380	1,096,583	975,504	2,201,565
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment	(300,048)	267,319	(128,750)	281,571	896,587	(111,336)
Total Comprehensive income	426,554	898,031	1,396,881	1,383,369	1,876,494	2,094,043
Total comprehensive income attributable to noncontrolliing interests	4,682	4,564	7,004	4,629	5,927	3,377
Total comprehensive income attributable to Muliang Viagoo Technology Inc. common stockholders	$ 421,872	$ 893,467	$ 1,389,877	$ 1,378,740	$ 1,870,567	$ 2,090,666
Earnings per common share
Basic and diluted (in Dollars per share)	$ 0.02	$ 0.02	$ 0.04	$ 0.03	$ 0.03	$ 0.04
Weighted average common shares outstanding
Basic (in Shares)	38,502,954	38,402,954	38,502,954	38,402,954	37,908,242	52,073,278
Diluted (in Shares)	38,502,954	38,402,954	38,502,954	38,402,954	37,908,242	52,073,278